Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

10.Deposits

            Major classifications of interest bearing deposits are as follows:

December 31,	2011	2010	2009

Money market and NOW	$ 123,906,736	$ 70,997,729	$ 43,424,979
Savings	60,653,977	9,504,226	7,578,780
Other time deposits-$100,000 and over	205,589,956	67,580,248	58,681,241
Other time deposits	130,478,787	124,950,239	135,779,373
	$ 520,629,456	$ 273,032,442	$ 245,464,373

Time deposits mature as follows:

December 31,	2011	2010	2009

Within three months	$ 93,800,169	$ 59,635,580	$ 63,785,047
Over three to twelve months	124,512,418	71,565,952	82,433,333
Over one to three years	102,217,412	52,512,370	42,526,579
Over three to five years	15,538,744	8,816,585	5,715,655
	$ 336,068,743	$ 192,530,487	$ 194,460,614

Interest on deposits for the years ended December 31, 2011, 2010 and 2009, consisted of the following:

December 31,	2011	2010	2009

Money market and NOW	$ 615,337	$ 480,613	$ 171,476
Savings	154,573	27,487	25,602
Other time deposits - $100,000 and over	1,898,868	1,464,554	1,608,367
Other time deposits	1,720,916	1,947,684	2,747,654
	$ 4,389,694	$ 3,920,338	$ 4,553,099